Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses

	2018	2017
Accrued license fees	$65,000	$120,000
Legal costs	833,470	553,037
Accrued issuance costs	204,000	28,083
Accrued payroll	276,639	223,195
Advances	—	50,000
Other	211,913	47,302
	$1,591,022	$1,021,617